SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2010	Dec. 31, 2009	Jan. 31, 2010 Accounting for Transfers of Financial Assets entity	Dec. 31, 2010 Consolidation of Variable Interest Entities	Jan. 02, 2010 Consolidation of Variable Interest Entities Transition Method - Fair Value Option	Jan. 02, 2010 Consolidation of Variable Interest Entities Transition Method - Carrying Value	Jan. 02, 2010 Consolidation of Variable Interest Entities Total	Jul. 02, 2010 Accounting for Embedded Credit Derivatives	Jan. 02, 2010 Increases (decreases) from previously reported amounts Consolidation of Variable Interest Entities
Recent Accounting Standards
After-tax decrease in AIG shareholders' equity							$ (106,000,000)
Increase in assets and liabilities as a result of consolidating two previously unconsolidated QSPEs	2,500,000,000					1,300,000,000
Number of entities consolidated						2
Assets:
Reclassification of synthetic securities from Bonds available for sale		(263,981,000,000)	(228,302,000,000)	256,000,000
Bond trading securities, at fair value		24,364,000,000	26,182,000,000					1,239,000,000	1,262,000,000	2,501,000,000
Mortgage and other loans receivable		19,489,000,000	20,237,000,000						1,980,000,000	1,980,000,000
Other invested assets		40,744,000,000	42,210,000,000						480,000,000	480,000,000
Deferred policy acquisition costs		8,937,000,000	9,431,000,000		27,935,000,000
Other asset accounts								194,000,000	150,000,000	344,000,000
Assets held for sale			104,961,000,000					4,630,000,000		4,630,000,000
Total Assets								6,063,000,000	3,872,000,000	9,935,000,000
Liabilities:
FRBNY commercial paper funding facility			20,985,000,000					1,088,000,000		1,088,000,000
Other long-term debt		75,253,000,000	85,476,000,000						1,533,000,000	1,533,000,000
Other liability accounts								1,000,000	31,000,000	32,000,000
Liabilities held for sale			95,923,000,000					4,525,000,000		4,525,000,000
Total Liabilities								5,614,000,000	1,564,000,000	7,178,000,000
Change in accounting
Assets		552,360,000,000	675,573,000,000		838,346,000,000							8,200,000,000
Liabilities		441,444,000,000	568,363,000,000									7,100,000,000
Redeemable Noncontrolling Interest		96,000,000	434,000,000									1,100,000,000
Retained earnings (accumulated deficit)		10,774,000,000	(9,848,000,000)								68,000,000	200,000,000
Accumulated other comprehensive income		5,153,000,000	7,543,000,000								(68,000,000)	(300,000,000)
Other noncontrolling interests.		855,000,000	27,920,000,000									100,000,000
Total liabilities and equity		$ 552,360,000,000	$ 675,573,000,000									$ 8,200,000,000